Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventories
Bunkers	$ 14,322,920	$ 21,007,217
Lubricants	2,693,840	3,049,006
Provisions	256,955	285,442
Total	$ 17,273,715	$ 24,341,665